Annual Fund Operating Expenses - Retail - Vanguard High-Yield Corporate Fund	May 28, 2021
Investor Shares
Operating Expenses:
Management Fees	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%
Admiral Shares
Operating Expenses:
Management Fees	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.13%